Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, net [Abstract]
Balance at beginning of the year	$ 131
Additions	$ 4	$ 523
Reversals
Write-off		(393)
Exchange difference	$ (9)	1
Balance at end of the year	$ 126	$ 131